Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Disaggregation of Revenue
Total revenue based on the disaggregation criteria described above is as follows (in thousands):

	For the Years Ended December 31,
	2021	2020
Point in time	$3,859	$2,747
Over time	69	268

Total net sales	$3,928	$3,015

Summary of Deferred Revenue from Contracts with Customers
The following provides information about deferred revenue from contracts with customers as of December 31, 2021, 2020 and 2019 (in thousands):

	As of December 31,
	2021	2020	2019
Deferred revenue, current	$72	$67	$226
Deferred revenue, non-current	4	3	—

Total deferred revenue	$76	$70	$226

Summary of Estimated Useful Lives of Assets	Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Useful Lives
Machinery and equipment	5-10 years
Furniture and fixtures	5-7 years
Computer equipment	3-5 years
Computer software	3 years
Leasehold improvements	Lesser of the useful life or the remaining term of the lease

Summary of Information About The Company's Financial Assets and Liabilities That Are Measured at Fair Value On Recurring Basis
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of June 30, 2022
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents
Money market funds	$18,652	$—	$—	$18,652
Prepaid expenses and other current assets
Share settled forward	$—	$—	$1,070	$1,070

Total assets at fair value	$18,652	$—	$1,070	$19,722
Financial Liabilities
Private placement warrant liability	$—	$496	$—	$496

Total liabilities at fair value	$—	$496	$—	$496

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$26,031	$—	$—	$26,031

Total assets	$26,031	$—	$—	$26,031
Financial Liabilities
Debt derivative liabilities	$—	$—	$26,189	$26,189

Total liabilities	$—	$—	$26,189	$26,189

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$26,031	$—	$—	$26,031

Total assets	$26,031	$—	$—	$26,031
Financial Liabilities
Debt derivative liabilities	$—	$—	$26,189	$26,189

Total liabilities	$—	$—	$26,189	$26,189

	December, 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$7,515	$—	$—	$7,515

Total assets	$7,515	$—	$—	$7,515
Financial Liabilities
Debt derivative liabilities	$—	$—	$5,021	$5,021

Total liabilities	$—	$—	$5,021	$5,021